FORM 13F HOLDINGS REPORT
                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                              Form 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2008

Institutional Investment Manager Filing this Report:

       Kirr Marbach & Company
       PO Box 1729
       Columbus, IN  47202

Form 13F File Number: 28-1506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By(Signature and Title)  /s/ MICKEY KIM
Mickey Kim, Office Manager

Date:  06/30/2008

Report Type:  13F

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: NONE





                                                            SHARES/           INVSTMT  VOTING
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP--     VALUE PRINCIPAL DSCRETN  SOLE

